Related Party Transactions and Balances (Details Narrative) - USD ($)				12 Months Ended
	Mar. 10, 2022	Nov. 10, 2021	Aug. 07, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 14, 2020
Statement [Line Items]
Interest expense				$ 10,642	$ 0	$ 0
Accrued interest			$ 939
Loan purchased percentage			6.80%
Interest rate on loan			3.50%
Short term loan (Note 10)				289,262	0
Advance repayment				0	6,518
Loan amount			$ 346,202
Proceeds from sale of loan		$ 224,400
General and administration				182,578	179,161	211,677
Accrued interest expense				10,642
Loan to Forum Energy Limited				(198,620)	124,557	(347,141)
Key Management Personnel
Statement [Line Items]
General and administration				$ 48,000	$ 48,000	$ 66,000
Forum Energy Limited
Statement [Line Items]
Accrued interest			$ 939
Loan purchased percentage			6.80%
Interest rate on loan			3.50%				6.80%
Additional Loan received, amount	$ 198,620
Total advance Loan	423,020
Loan to Forum Energy Limited	$ 198,620
Description of Loan from PXP Energy Corporation	to fund the $198,620, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal are repayable on the earlier of a) December 31, 2023, or b) any equity issuance by FEC, or c) any sale of FEL shares by FEC, or d) any third party borrowing by FEC. The Company also received an additional $80,000 for working capital from PXP during the year ended December 31, 2022 under the same terms and conditions as the PXP Loan